Operating expenses	12 Months Ended
Dec. 31, 2025
Operating expenses
Operating expenses

3 Operating expenses

Operating expenses are expenses NatWest Group incurs in the running of its business such as all staff costs (for example salaries, bonus awards, pension costs and social security costs), premises and equipment costs that arise from the occupation of premises and the use of equipment, depreciation and amortisation and other administrative expenses.

For accounting policy information refer to Accounting policies 3.3, 3.4 and 3.5.

	2025	2024	2023
Continuing operations	£m	£m	£m
Salaries	2,456	2,477	2,483
Bonus awards (1)	479	411	353
Temporary and contract costs	162	162	199
Social security costs	418	371	352
Pension costs	338	311	313
- defined benefit schemes (Note 5)	93	86	122
- defined contribution schemes	245	225	191
Other	321	329	201
Staff costs	4,174	4,061	3,901

Premises and equipment	1,291	1,211	1,153
Bank levy	123	142	109
Depreciation and amortisation (2)	1,154	1,058	934
Other administrative expenses (3)	1,520	1,677	1,899
Administrative expenses	4,088	4,088	4,095
	8,262	8,149	7,996

(1)Includes current year charge for amounts deferred from prior years. Refer to reconciliation of bonus awards to income statement charge on page 174.

(2)Includes depreciation of right of use assets of £92 million (2024 - £103 million; 2023 - £104 million).

(3)Includes litigation and conduct costs, net of amounts recovered. Refer to Note 20 for further details.

The average number of persons employed during the year, excluding temporary staff and rounded to the nearest hundred, was 59,300 (2024 - 60,700; 2023- 61,500). The average number of temporary employees during the year, rounded to the nearest hundred, was 1,300 (2024 - 1,400; 2023 - 2,100).

3 Operating expenses continued

The number of persons employed at 31 December 2025, excluding temporary staff and rounded to the nearest hundred, by reportable segment, was as follows:

Continuing operations	2025	2024	2023
Retail Banking	12,200	13,000	14,300
Private Banking & Wealth Management	2,100	2,200	2,400
Commercial & Institutional	12,300	12,700	12,400
Central items & other	32,400	31,800	32,500
Total	59,000	59,700	61,600

UK	39,000	40,100	41,500
India	18,800	17,600	16,900
Poland (1)	100	800	1,500
USA	300	300	300
Republic of Ireland	—	100	400
Rest of the World	800	800	1,000
Total	59,000	59,700	61,600

(1)	Reflecting closure of operations in Poland.

3 Operating expenses continued

Share-based payments

Award plan	Eligible employees	Nature of award	Vesting conditions (1)	Settlement
Sharesave	UK, Channel Islands, Gibraltar, Isle of Man, Poland and India.	Option to buy shares under employee savings plan	Continuing employment or leavers in certain circumstances	2026 to 2030
Deferred performance awards	All	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances	2026 to 2031
Long-term incentives (2)	Senior employees	Awards of ordinary shares and conditional shares	Continuing employment or leavers in certain circumstances and/or satisfaction of the pre-vesting assessment and underpins	2026 to 2032
Sharing in Success (3)	All	Awards of ordinary shares and conditional shares	Future continuing employment and achievement of pre-defined measures.	2026

(1)	All awards are subject to the discretion of Remuneration Committee.
(2)

Long-term incentives include buy-out awards offered to compensate certain new hires for the loss of forfeited awards from their previous employment. Existing Long - term incentives vest over 3 to 7 years.

(3)	In 2025 12.5 million shares at total value of £60.5 million were granted and vested under Sharing in Success.

Sharesave	2025		2024		2023
	Average	Shares	Average	Shares	Average	Shares
	exercise price	under option	exercise price	under option	exercise price	under option
	£	(million)	£	(million)	£	(million)
At 1 January	1.93	101	1.59	114	1.63	99
Granted	4.67	18	2.94	24	1.42	43
Exercised	1.82	(20)	1.52	(32)	1.44	(23)
Cancelled	1.99	(3)	1.60	(5)	1.72	(5)
At 31 December	2.45	96	1.93	101	1.59	114

The fair value of Sharesave options granted in 2025 was determined using a pricing model that included: expected volatility of share price determined at the grant date based on historical share price volatility over a period of up to five years; expected option lives that equal the vesting period; estimated dividend yield on equity shares; and risk-free interest rates determined from UK gilts with terms matching the expected lives of the options.

The exercise price of options and the fair value on granting awards of fully paid shares is the average market price over the five trading days (three trading days for Sharesave) preceding grant date. When estimating the fair value of the award, the number of shares granted and the prevailing market price as defined on page 138 of Exhibit 15.2 are used. The fair value of the award is recognised as services are provided by employees over the vesting period.

Options are exercisable within six months of vesting; 5.1 million options were exercisable at 31 December 2025 (2024 – 8.9 million; 2023 – 19.0 million). The weighted average share price at the date of exercise of options was £6.39 (2024 - £4.03; 2023 - £2.20). At 31 December 2025, exercise prices ranged from £1.42 to £4.67 (2024 - £1.42 to £2.94; 2023 - £1.12 to £1.89) and the remaining average contractual life was 2.11 years (2024 – 2.35 years; 2023 – 2.25 years). The fair value of options granted in 2025 was £29.8 million (2024 - £28.3 million; 2023 - £27.3 million).

Deferred performance awards	2025		2024		2023
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	66	30	76	35	93	46
Granted	60	14	50	23	52	20
Forfeited	(4)	(1)	(3)	(1)	(2)	(1)
Vested	(52)	(18)	(57)	(27)	(67)	(30)
At 31 December	70	25	66	30	76	35

3 Operating expenses continued

The awards granted in 2025 vest in equal tranches on the anniversary of the award, predominantly over three years.

Long-term incentives	2025		2024		2023
	Value at	Shares	Value at	Shares	Value at	Shares
	grant	awarded	grant	awarded	grant	awarded
	£m	(million)	£m	(million)	£m	(million)
At 1 January	40	19	49	23	49	23
Granted	18	4	9	5	11	5
Vested/exercised	(13)	(5)	(11)	(5)	(10)	(4)
Lapsed	(4)	(1)	(7)	(4)	(1)	(1)
At 31 December	41	17	40	19	49	23

The market value of awards vested/exercised in 2025 was £34.4 million (2024 - £19.3 million; 2023 - £9.5 million).

Bonus awards	2025	2024	Change
	£m	£m	%
Deferred cash awards (1)	438	387	13%
Deferred share awards	58	61	(5)%
Total bonus awards (2)	496	448	11%
Bonus awards as a % of operating profit before tax and bonus awards	6%	7%
Proportion of bonus awards that are deferred
- deferred cash awards	88%	86%
- deferred share awards	12%	14%

Reconciliation of bonus awards to income statement charge

	2025	2024	2023
	£m	£m	£m
Bonus awarded	496	448	356
Less: deferral of charge for amounts awarded for current year	(155)	(144)	(114)
Income statement charge for amounts awarded in current year	341	304	242

Add: current year charge for amounts deferred from prior years	144	109	115
Less: forfeiture of amounts deferred from prior years	(6)	(2)	(4)
Income statement charge for amounts deferred from prior years	138	107	111
Income statement charge for bonus awards (2)	479	411	353

(1)	Includes March cash awards which are limited to £2,000 for all employees and are paid in the March following the balance sheet date.
(2)	Excludes other performance-related compensation.

3 Operating expenses continued

Year in which income statement charge is expected to be taken for deferred bonus awards

	Actual			Expected
					2027
	2023	2024	2025	2026	and beyond
	£m	£m	£m	£m	£m
Bonus awards deferred from 2023 and earlier	115	109	22	7	3
Bonus awards deferred from 2024	—	—	122	10	7
Less: forfeiture of amounts deferred from prior years	(4)	(2)	(6)	—	—
Bonus awards deferred for 2025	—	—	—	137	18
	111	107	138	154	28